Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Issued Capital	Issued Capital	Subscription Receivable	Addition Paid-in Capital	Legal Reserve	Accumulated Other Comprehensive Income	Deficit	Non- controlling Interests	Total
Balance at Dec. 31, 2018		$ 50,000	$ (50,000)	$ 2,360,204	$ 223,500	$ 179,261	$ (1,650,305)	$ 59,852	$ 1,172,512
Balance (in Shares) at Dec. 31, 2018	50,000,000
Currency translation adjustments						226,031			226,031
Remeasurements of defined benefit plan						(131,713)			(131,713)
Net profit (Loss)							54,035	6,042	60,077
Balance at Dec. 31, 2019		50,000	(50,000)	2,360,204	223,500	273,579	(1,596,270)	65,894	$ 1,326,907
Balance (in Shares) at Dec. 31, 2019	50,000,000								50,000,000
Currency translation adjustments						(60,558)			$ (60,558)
Capital distribution				(376,276)					(376,276)
Stock-based compensation expenses		2,069		98,867					100,936
Stock-based compensation expenses (in Shares)	2,068,959
Remeasurements of defined benefit plan						(8,772)			(8,772)
Net profit (Loss)							(3,126,024)	(16,231)	(3,142,255)
Balance at Dec. 31, 2020		$ 52,069	$ (50,000)	$ 2,082,795	$ 223,500	$ 204,249	$ (4,722,294)	$ 49,663	$ (2,160,018)
Balance (in Shares) at Dec. 31, 2020	52,068,959								52,068,959